UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2011

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
6/30/2011 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 99.1%(a)
COMMON STOCKS - 98.5%(a)
	Aerospace & Defense - 1.7%
5,400	BE Aerospace, Inc.*	$220,374
7,200	The Boeing Co.	532,296
600	Embraer S.A. - SP-ADR	18,468
1,600	Esterline Technologies Corp.*	122,240
4,500	General Dynamics Corp.	335,340
4,600	Goodrich Corp.	439,300
5,200	Hexcel Corp.*	113,828
5,300	Honeywell International Inc.	315,827
433	Huntington Ingalls Industries Inc.*	14,938
1,000	ITT Corporation	58,930
2,900	L-3 Communications Holdings, Inc.	253,605
1,300	Lockheed Martin Corp.	105,261
2,600	Northrop Grumman Corp.	180,310
600	Precision Castparts Corp.	98,790
2,300	Raytheon Co.	114,655
2,400	Rockwell Collins, Inc.	148,056
1,600	Spirit AeroSystems Holdings Inc.*	35,200
6,000	TransDigm Group, Inc.*	547,140
1,400	Triumph Group, Inc.	139,412
6,900	United Technologies Corp.	610,719
		4,404,689
	Air Freight & Logistics - 0.4%
4,300	C. H. Robinson Worldwide, Inc.	339,012
3,200	Expeditors International of Washington, Inc.	163,808
2,800	FedEx Corp.	265,580
5,200	United Parcel Service, Inc. Cl B	379,236
		1,147,636
	Airlines - 0.8%
2,700	Alaska Air Group, Inc.*	184,842
5,400	Allegiant Travel Co.*	267,300
14,400	AMR Corp.*	77,760
4,300	China Eastern Airlines Corporation Ltd. - SP-ADR*	96,234
8,700	China Southern Airlines Company Ltd. - SP-ADR*	235,248
6,600	Delta Air Lines, Inc.*	60,522
9,100	GOL - Linhas Aereas Inteligentes S.A. - SP-ADR	110,565
7,300	Hawaiian Holdings, Inc.*	41,610
10,400	JetBlue Airways Corp.*	63,440
3,400	Lan Airlines S.A.	96,968
2,200	Ryanair Holdings PLC - SP-ADR	64,548
21,000	Southwest Airlines Co.	239,820
800	Tam S.A. - SP-ADR	17,464
19,275	United Continental Holdings Inc.*	436,193
19,700	US Airways Group, Inc.*	175,527
		2,168,041
	Auto Components - 0.8%
5,100	American Axle & Manufacturing Holdings, Inc.*	58,038
6,900	BorgWarner, Inc.*	557,451
4,700	China Automotive Systems, Inc.*	40,561
900	Dorman Products, Inc.*	35,622
18,330	The Goodyear Tire & Rubber Co.*	307,394
6,600	Johnson Controls, Inc.	274,956
600	Magna International Inc.	32,424
8,900	Tenneco Inc.*	392,223
5,900	TRW Automotive Holdings Corp.*	348,277
		2,046,946
	Automobiles - 0.7%
34,800	Ford Motor Co.*	479,892
2,200	General Motors Co.*	66,792
6,400	Harley-Davidson, Inc.	262,208
5,000	Honda Motor Co., Ltd. - SP-ADR	193,050
23,520	Tata Motors Ltd. - SP-ADR	529,435
2,400	Tesla Motors, Inc.*	69,912
1,200	Toyota Motor Corp. - SP-ADR	98,904
		1,700,193
	Beverages - 2.1%
3,600	Anheuser-Busch InBev N.V. - SP-ADR	208,836
4,800	The Boston Beer Company, Inc.*	430,080
13,700	The Coca-Cola Co.	921,873
3,400	Coca-Cola Enterprises Inc.	99,212
3,400	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	316,234
2,300	Compania Cervecerias Unidas S.A. - SP-ADR	135,217
8,000	Constellation Brands, Inc.*	166,560
28,500	Cott Corp.*	239,685
5,200	Craft Brewers Alliance Inc.*	44,772
4,100	Diageo PLC - SP-ADR	335,667
6,200	Dr Pepper Snapple Group, Inc.	259,966
6,200	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	412,238
9,200	Hansen Natural Corp.*	744,740
1,600	Heineken N. V. - ADR	48,240
2,700	Molson Coors Brewing Co.	120,798
11,800	PepsiCo, Inc.	831,074
		5,315,192
	Biotechnology - 1.3%
10,000	Aastrom Biosciences, Inc.*	27,500
4,700	Alexion Pharmaceuticals, Inc.*	221,041
10,800	Alkermes, Inc.*	200,880
5,800	Amgen Inc.*	338,430
5,900	Amylin Pharmaceuticals, Inc.*	78,824
35,800	ARIAD Pharmaceuticals, Inc.*	405,614
9,000	AVI BioPharma, Inc.*	12,870
2,200	BioCryst Pharmaceuticals, Inc.*	8,404
3,300	Biogen Idec Inc.*	352,836
3,500	Celgene Corp.*	211,120
12,333	Cell Therapeutics, Inc.*	19,425
600	Cephalon, Inc.*	47,940
1,200	Cepheid, Inc.*	41,568
4,800	Dendreon Corp.*	189,312
3,300	Dynavax Technologies Corporation*	9,075
2,000	Gilead Sciences, Inc.*	82,820
3,700	Human Genome Sciences, Inc.*	90,798
19,000	Incyte Corp.*	359,860
1,500	Myriad Genetics, Inc.*	34,065
1,000	Onyx Pharmaceuticals, Inc.*	35,300
2,400	Regeneron Pharmaceuticals, Inc.*	136,104
10,500	SciClone Pharmaceuticals, Inc.*	63,420
1,600	Seattle Genetics, Inc.*	32,832
3,300	United Therapeutics Corporation*	181,830
700	Vertex Pharmaceuticals Inc.*	36,393
10,700	Vical Inc.*	44,084
3,100	XOMA Ltd.*	7,285
		3,269,630
	Building Products - 0.1%
12,000	Masco Corp.	144,360
3,300	Owens Corning Inc.*	123,255
		267,615
	Capital Markets - 1.4%
1,100	Affiliated Managers Group, Inc.*	111,595
3,600	Ameriprise Financial, Inc.	207,648
7,000	Bank of New York Mellon Corp.	179,340
6,800	BGC Partners, Inc.	52,564
2,100	Deutsche Bank AG	124,404
7,030	E*Trade Financial Corp.*	97,014
5,900	Financial Engines, Inc.*	152,928
2,100	Franklin Resources, Inc.	275,709
4,200	The Goldman Sachs Group, Inc.	558,978
2,000	Golub Capital BDC Inc.	29,860
3,200	Invesco Limited	74,880
11,900	Janus Capital Group Inc.	112,336
3,300	Jefferies Group, Inc.	67,320
3,000	Lazard Ltd.	111,300
2,100	Legg Mason, Inc.	68,796
1,700	Morgan Stanley	39,117
2,400	Piper Jaffray Companies, Inc.*	69,144
7,400	T. Rowe Price Group Inc.	446,516
4,700	Raymond James Financial, Inc.	151,105
2,000	Safeguard Scientifics, Inc.*	37,760
6,400	The Charles Schwab Corporation	105,280
1,200	SEI Investments Co.	27,012
2,600	State Street Corp.	117,234
6,400	TD Ameritrade Holding Corp.	124,864
1,800	Virtus Investment Partners Inc.*	109,260
5,400	Waddell & Reed Financial, Inc.	196,290
		3,648,254
	Chemicals - 3.2%
3,700	Agrium Inc.	324,712
1,800	Airgas, Inc.	126,072
4,700	Albemarle Corporation	325,240
800	CF Industries Holdings, Inc.	113,336
1,500	Cytec Industries Inc.	85,785
8,600	The Dow Chemical Co.	309,600
10,100	E.I. du Pont de Nemours and Co.	545,905
2,900	Eastman Chemical Co.	296,003
9,300	Ferro Corporation*	124,992
4,300	FMC Corporation	369,886
8,300	W.R. Grace & Co.*	378,729
4,000	Huntsman Corporation	75,400
10,100	International Flavors & Fragrances Inc.	648,824
8,900	Intrepid Potash, Inc.*	289,250
4,200	Koppers Holdings, Inc.	159,306
8,900	Kraton Performance Polymers, Inc.*	348,613
10,200	Kronos Worldwide, Inc.	320,790
6,800	LyondellBasell Industries N.V.	261,936
5,900	Monsanto Company	427,986
5,600	The Mosaic Company	379,288
3,100	Nalco Holding Co.	86,211
600	NewMarket Corporation	102,426
8,100	Olin Corp.	183,546
7,400	Potash Corporation of Saskatchewan Inc.	421,726
4,800	PPG Industries, Inc.	435,792
3,100	Praxair, Inc.	336,009
6,200	RPM International, Inc.	142,724
2,700	The Scotts Miracle-Gro Company	138,537
2,400	Sigma-Aldrich Corp.	176,112
7,500	Solutia Inc.*	171,375
700	TPC Group Inc.*	27,454
3,200	The Valspar Corp.	115,392
800	Yara International ASA - SP-ADR	45,344
		8,294,301
	Commercial Banks - 0.9%
1,100	Bank of Hawaii Corp.	51,172
700	Bank of Montreal	44,485
1,900	Bank of Nova Scotia	114,323
2,000	Bank of the Ozarks, Inc.	104,120
4,200	BB&T Corp.	112,728
5,500	CapitalSource Inc.	35,475
7,300	East West Bancorp, Inc.	147,533
16,400	Fifth Third Bancorp	209,100
2,600	First Horizon National Corporation	24,804
9,000	Hudson City Bancorp, Inc.	73,710
21,500	Huntington Bancshares Inc.	141,040
18,800	KeyCorp	156,604
3,100	Marshall & Ilsley Corp.	24,707
2,600	PNC Financial Services Group, Inc.	154,986
16,100	Regions Financial Corp.	99,820
6,400	SunTrust Banks, Inc.	165,120
9,000	Synovus Financial Corp.	18,720
2,300	The Toronto-Dominion Bank	195,270
4,200	U.S. Bancorp	107,142
5,300	Wells Fargo & Co.	148,718
10,700	Zions Bancorporation	256,907
		2,386,484
	Commercial Services & Supplies - 0.9%
3,700	Avery Dennison Corp.	142,931
2,000	Consolidated Graphics, Inc.*	109,900
7,600	Copart, Inc.*	354,160
7,200	A.T. Cross Company*	82,008
4,200	R.R. Donnelley & Sons Company	82,362
6,200	Iron Mountain Incorporated	211,358
4,900	KAR Auction Services Inc.*	92,659
2,700	Herman Miller, Inc.	73,494
1,700	Pitney Bowes Inc.	39,083
4,033	Progressive Waste Solutions Ltd.	100,422
13,400	RINO International Corp.*	6,298
12,750	Rollins, Inc.	259,845
25,600	The Standard Register Co.	80,640
3,400	Stericycle, Inc.*	303,008
1,700	Sykes Enterprises, Inc.*	36,601
7,900	Waste Connections, Inc.	250,667
4,800	Waste Management, Inc.	178,896
		2,404,332
	Communications Equipment - 2.5%
3,400	Acme Packet, Inc.*	238,442
4,100	ADTRAN, Inc.	158,711
12,600	Alcatel-Lucent - SP-ADR*	72,702
5,700	Anaren, Inc.*	121,125
11,900	Aruba Networks Inc.*	351,645
14,700	Brocade Communications Systems, Inc.*	94,962
21,700	Ciena Corp.*	398,846
12,900	Cisco Systems, Inc.	201,369
16,000	L.M. Ericsson Telephone Co.	230,080
5,500	F5 Networks, Inc.*	606,375
30,875	Finisar Corp.*	556,676
3,000	Harmonic Inc.*	21,690
1,000	Harris Corp.	45,060
7,600	Infinera Corporation*	52,516
5,700	Ituran Location and Control Ltd.	80,313
35,100	JDS Uniphase Corp.*	584,766
10,900	Juniper Networks, Inc.*	343,350
1,000	Loral Space & Communications Inc.*	69,470
2,400	Motorola Mobility Holdings Inc.*	52,896
2,200	Motorola Solutions, Inc.*	101,288
7,000	NETGEAR, Inc.*	306,040
6,500	Nokia Corp. - SP-ADR	41,730
3,200	Plantronics, Inc.	116,896
4,100	Polycom, Inc.*	263,630
9,500	QUALCOMM, Inc.	539,505
800	RADWARE Ltd.*	27,872
9,500	Riverbed Technology, Inc.*	376,105
17,000	Sierra Wireless Inc.*	198,730
10,000	Sonus Networks, Inc.*	32,400
5,100	Tellabs, Inc.	23,511
2,900	ViaSat, Inc.*	125,483
22,100	Westell Technologies, Inc.*	78,897
		6,513,081
	Computers & Peripherals - 2.7%
12,150	Apple Inc.*	4,078,391
7,500	Dell Inc.*	125,025
7,600	Electronics for Imaging, Inc.*	130,872
14,800	EMC Corp.*	407,740
3,100	Hewlett-Packard Co.	112,840
3,600	Hutchinson Technology Inc.*	8,172
4,000	International Business Machines Corp.	686,200
4,900	Logitech International S. A.*	55,076
6,700	NetApp, Inc.*	353,626
3,800	QLogic Corp.*	60,496
6,700	SanDisk Corp.*	278,050
9,400	Seagate Technology PLC	151,904
3,100	Silicon Graphics International Corporation*	53,320
4,400	STEC Inc.*	74,844
4,900	Teradata Corp.*	294,980
5,900	Western Digital Corp.*	214,642
		7,086,178
	Construction & Engineering - 0.5%
5,800	Chicago Bridge & Iron Company N. V. NYS	225,620
9,000	Fluor Corp.	581,940
7,900	Foster Wheeler AG*	240,002
2,000	Jacobs Engineering Group Inc.*	86,500
2,300	The Shaw Group Inc.*	69,483
		1,203,545
	Construction Materials - 0.0%
1,800	Vulcan Materials Company	69,354

	Consumer Finance - 0.7%
9,330	American Express Co.	482,361
3,900	Capital One Financial Corp.	201,513
23,800	Discover Financial Services	636,650
5,600	World Acceptance Corporation*	367,192
		1,687,716
	Consumer Services - Diversified - 0.2%
6,100	Coinstar, Inc.*	332,694
2,300	H&R Block, Inc.	36,892
500	New Oriental Education & Techology Group, Inc. - SP-ADR*	55,860
700	Pre-Paid Legal Services, Inc.*	46,543
1,000	Sotheby's	43,500
		515,489
	Containers & Packaging - 0.4%
6,600	Ball Corp.	253,836
35,200	Boise, Inc.	274,208
7,500	Crown Holdings, Inc.*	291,150
3,400	Owens-Illinois, Inc.*	87,754
7,100	Sealed Air Corp.	168,909
		1,075,857
	Distributors - 0.1%
4,800	Genuine Parts Co.	261,120

	Electric Utilities - 0.2%
1,200	American Electric Power Company, Inc.	45,216
1,300	CPFL Energia S.A. - ADR	112,970
1,500	Duke Energy Corporation	28,245
1,200	El Paso Electric Company*	38,760
1,000	Exelon Corporation	42,840
1,000	NextEra Energy, Inc.	57,460
2,500	Progress Energy, Inc.	120,025
6,500	Westar Energy, Inc.	174,915
		620,431
	Electrical Equipment - 1.1%
5,600	ABB Limited - SP-ADR	145,320
1,000	AMETEK, Inc.	44,900
6,900	Babcock & Wilcox Co.*	191,199
3,800	Cooper Industries PLC	226,746
3,200	Emerson Electric Co.	180,000
5,900	Hubbell Incorporated, CL B	383,205
2,700	Polypore International, Inc.*	183,168
5,900	Rockwell Automation, Inc.	511,884
4,200	Roper Industries, Inc.	349,860
6,200	Satcon Technology Corporation*	14,818
6,600	Sensata Technologies Holding N.V.*	248,490
3,550	A.O. Smith Corp.	150,165
4,000	Thomas & Betts Corp.*	215,400
		2,845,155
	Electronic Equipment, Instruments & Components - 1.4%
9,400	Agilent Technologies, Inc.*	480,434
1,700	Arrow Electronics, Inc.*	70,550
3,100	Avnet, Inc.*	98,828
2,500	AVX Corporation	38,100
400	Brightpoint, Inc.*	3,244
5,000	Coherent, Inc.*	276,350
9,500	Corning Inc.	172,425
8,800	Fabrinet*	213,664
10,900	Flextronics International Ltd.*	69,978
3,900	FLIR Systems, Inc.	131,469
6,000	Hitachi, Ltd.	357,360
1,300	Itron, Inc.*	62,608
6,400	Jabil Circuit, Inc.	129,280
17,500	LeCroy Corporation*	210,700
1,400	Littelfuse, Inc.	82,208
2,100	Mercury Computer Systems, Inc.*	39,228
4,000	Molex Inc.	103,080
1,900	OSI Systems, Inc.*	81,700
4,300	Power-One, Inc.*	34,830
12,400	Sanmina-SCI Corp.*	128,092
5,400	TE Connectivity Limited	198,504
3,800	Tech Data Corp.*	185,782
5,000	Trimble Navigation Ltd.*	198,200
14,200	Vishay Intertechnology, Inc.*	213,568
5,442	Vishay Precision Group Inc.*	91,861
		3,672,043
	Energy Equipment & Services - 3.1%
5,200	Atwood Oceanics, Inc.*	229,476
6,900	Baker Hughes Inc.	500,664
7,800	Cameron International Corp.*	392,262
14,100	CGG-Veritas - SP-ADR*	515,778
1,200	Complete Production Services, Inc.*	40,032
800	Dawson Geophysical Company*	27,320
3,900	Diamond Offshore Drilling, Inc.	274,599
3,200	Dresser-Rand Group, Inc.*	172,000
1,300	Dril-quip, Inc.*	88,179
2,000	Ensco PLC - SP-ADR	106,600
4,800	FMC Technologies, Inc.*	214,992
7,800	Halliburton Co.	397,800
3,200	Helmerich & Payne, Inc.	211,584
2,700	Hercules Offshore, Inc.*	14,877
4,600	Lufkin Industries, Inc.	395,830
10,000	Nabors Industries Ltd.*	246,400
8,000	National-Oilwell Varco Inc.	625,680
2,500	Newpark Resources, Inc.*	22,675
1,800	Oil States International, Inc.*	143,838
17,200	Parker Drilling Co.*	100,620
10,900	Patterson-UTI Energy, Inc.	344,549
11,400	Precision Drilling Corporation*	163,704
10,000	Rowan Companies, Inc.*	388,100
10,900	RPC, Inc.	267,486
13,889	Schlumberger Ltd.	1,200,009
5,700	Tenaris S.A. - SP-ADR	260,661
7,100	Transocean Ltd.	458,376
7,300	Weatherford International Ltd.*	136,875
		7,940,966
	Financial Services - Diversified - 0.6%
18,800	Bank of America Corp.	206,048
4,020	Citigroup Inc.*	167,393
400	CME Group Inc.	116,636
700	IntercontinentalExchange Inc.*	87,297
8,100	JPMorgan Chase & Co.	331,614
9,300	Leucadia National Corporation	317,130
3,000	Moody's Corporation	115,050
3,500	The NASDAQ OMX Group, Inc.*	88,550
13,800	NewStar Financial, Inc.*	147,384
1,500	NYSE Euronext	51,405
		1,628,507
	Food & Staples Retailing - 1.7%
1,000	BJ's Wholesale Club, Inc.*	50,350
20,700	Costco Wholesale Corp.	1,681,668
12,900	CVS Caremark Corp.	484,782
700	Delhaize Group - SP-ADR	52,752
13,800	The Great Atlantic & Pacific Tea Company, Inc.*	2,346
8,700	PriceSmart, Inc.	445,701
4,400	Safeway Inc.	102,828
12,700	SUPERVALU Inc.	119,507
6,100	United Natural Foods, Inc.*	260,287
7,500	Walgreen Co.	318,450
2,800	Wal-Mart Stores, Inc.	148,792
12,000	Whole Foods Market, Inc.	761,400
3,200	Winn-Dixie Stores, Inc.*	27,040
		4,455,903
	Food Products - 1.9%
4,000	Archer-Daniels-Midland Co.	120,600
16,700	B & G Foods Inc.	344,354
1,900	Bunge Limited	131,005
1,200	Campbell Soup Company	41,460
3,200	Chiquita Brands International, Inc.*	41,664
3,000	ConAgra Foods, Inc.	77,430
1,000	Corn Products International, Inc.	55,280
8,500	Dean Foods Company*	104,295
3,400	Diamond Foods, Inc.	259,556
2,700	General Mills, Inc.	100,494
8,900	Green Mountain Coffee Roasters, Inc.*	794,414
9,600	The Hain Celestial Group, Inc. *	320,256
3,000	H.J. Heinz Company	159,840
7,400	The Hershey Co.	420,690
7,800	Hormel Foods Corporation	232,518
1,100	Kellogg Co.	60,852
5,900	Kraft Foods Inc.	207,857
4,000	McCormick & Company, Inc.	198,280
2,500	Mead Johnson Nutrition Company	168,875
1,200	Ralcorp Holdings, Inc.*	103,896
13,000	Sara Lee Corp.	246,870
1,200	Smithfield Foods, Inc.*	26,244
5,200	The J.M. Smucker Co.	397,488
3,100	TreeHouse Foods, Inc.*	169,291
4,100	Tyson Foods, Inc.	79,622
1,400	Unilever N.V. NYS	45,990
3,900	Unilever PLC - SP-ADR	126,321
		5,035,442
	Gas Utilities - 0.3%
9,800	ONEOK, Inc.	725,298

	Health Care Equipment & Supplies - 2.0%
2,900	C.R. Bard, Inc.	318,594
6,400	Baxter International Inc.	382,016
2,700	Becton, Dickinson & Co.	232,659
5,700	BSD Medical Corporation*	23,313
3,000	CareFusion Corporation*	81,510
7,000	Cyberonics, Inc.*	195,650
5,200	Delcath Systems Inc.*	26,832
1,200	DENTSPLY International Inc.	45,696
3,400	Edwards Lifesciences Corp.*	296,412
4,500	Gen-Probe Incorporated*	311,175
4,900	Haemonetics Corporation*	315,413
6,200	Hologic, Inc.*	125,054
2,300	Hospira, Inc.*	130,318
3,800	IDEXX Laboratories, Inc.*	294,728
1,700	Immucor, Inc.*	34,714
300	Intuitive Surgical, Inc.*	111,633
1,400	Kinetic Concepts, Inc.*	80,682
6,400	Medtronic, Inc.	246,592
2,600	ResMed Inc.*	80,470
2,400	Sirona Dental Systems, Inc.*	127,440
6,800	St. Jude Medical, Inc.	324,224
4,300	Stryker Corp.	252,367
7,400	Varian Medical Systems, Inc.*	518,148
2,100	Zimmer Holdings, Inc.*	132,720
10,000	Zoll Medical Corporation*	566,600
		5,254,960
	Health Care Providers & Services - 3.5%
4,100	Aetna Inc.	180,769
4,200	Air Methods Corporation*	313,908
5,500	AMERIGROUP Corporation*	387,585
9,900	AmerisourceBergen Corp.	409,860
4,000	Cardinal Health, Inc.	181,680
800	Catalyst Health Solutions, Inc.*	44,656
2,400	Centene Corporation*	85,272
8,100	CIGNA Corp.	416,583
2,600	Community Health Systems Inc.*	66,768
3,000	CorVel Corporation*	140,700
10,500	Coventry Health Care, Inc.*	382,935
1,000	DaVita, Inc.*	86,610
4,900	Ensign Group, Inc.	148,911
7,200	Express Scripts, Inc.*	388,656
9,200	Fresenius Medical Care AG & Co. KGaA - SP-ADR	687,240
900	HCA Holdings, Inc.*	29,700
18,400	Health Management Associates, Inc.*	198,352
6,000	Health Net Inc.*	192,540
3,500	HEALTHSOUTH Corp.*	91,875
5,400	Healthspring, Inc.*	248,994
8,800	Humana Inc.*	708,752
1,100	Laboratory Corporation of America Holdings*	106,469
600	Lincare Holdings Inc.	17,562
1,600	Magellan Health Services, Inc.*	87,584
5,000	McKesson Corp.	418,250
2,100	Medco Health Solutions, Inc.*	118,692
19,200	Molina Healthcare Inc.*	520,704
2,900	Owens & Minor, Inc.	100,021
5,800	Patterson Companies Inc.	190,762
4,400	PSS World Medical, Inc.*	123,244
2,200	Quest Diagnostics Inc.	130,020
7,800	Rural/Metro Corp.*	134,472
4,300	Henry Schein, Inc.*	307,837
24,500	Tenet Healthcare Corp.*	152,880
5,200	UnitedHealth Group Inc.	268,216
5,300	Universal Health Services, Inc.	273,109
6,700	WellCare Health Plans Inc.*	344,447
4,200	WellPoint Inc.	330,834
		9,017,449
	Health Care Technology - 0.3%
8,200	Cerner Corp.*	501,102
4,600	Quality Systems, Inc.	401,580
		902,682
	Home Building - 0.3%
8,000	Beazer Homes USA, Inc.*	27,120
10,100	D.R. Horton, Inc.	116,352
5,500	Hovnanian Enterprises, Inc.*	13,255
9,400	KB Home	91,932
7,600	Lennar Corp.	137,940
3,700	Meritage Homes Corp.*	83,472
8,875	Pulte Group Inc.*	67,983
5,900	The Ryland Group, Inc.	97,527
18,300	Standard Pacific Corp.*	61,305
9,700	Toll Brothers, Inc.*	201,178
		898,064
	Hotels, Restaurants & Leisure - 4.5%
1,400	7 Days Group Holdings Ltd. - SP-ADR*	27,062
1,700	Arcos Dorados Holdings, Inc.*	35,853
2,000	BJ's Restaurants Inc.*	104,720
19,900	Boyd Gaming Corp.*	173,130
9,000	Brinker International, Inc.	220,140
2,300	Buffalo Wild Wings Inc.*	152,513
16,200	Caribou Coffee Company, Inc.*	214,488
2,000	Carnival Corp.	75,260
1,400	Carrols Restaurant Group Inc.*	14,616
5,600	The Cheesecake Factory Inc.*	175,672
2,200	Chipotle Mexican Grill, Inc.*	678,018
2,800	Choice Hotels International, Inc.	93,408
2,500	Cracker Barrel Old Country Store, Inc.	123,275
10,600	Ctrip.com International, Ltd. - SP-ADR*	456,648
6,800	Darden Restaurants, Inc.	338,368
2,000	Denny's Corp.*	7,760
2,900	DineEquity, Inc.*	151,583
22,600	Domino's Pizza, Inc.*	570,424
4,700	Home Inns & Hotels Management, Inc. - SP-ADR*	178,788
4,100	Hyatt Hotels Corp.*	167,362
2,000	InterContinental Hotels Group PLC - SP-ADR	41,340
4,700	International Game Technology	82,626
61,130	Jamba, Inc.*	130,818
24,450	Krispy Kreme Doughnuts, Inc.*	232,520
24,700	Las Vegas Sands Corp.*	1,042,587
7,521	Marriott International Inc.	266,920
9,200	McDonald's Corp.	775,744
2,000	Melco Crown Entertainment Ltd. - SP-ADR*	25,540
29,200	MGM Resorts International*	385,732
4,900	Morton's Restaurant Group, Inc.*	35,476
6,500	P.F. Chang's China Bistro, Inc.	261,560
3,600	Panera Bread Co.*	452,376
9,200	Papa John's International, Inc.*	305,992
5,700	Peet's Coffee & Tea Inc.*	328,890
4,100	Royal Caribbean Cruises Ltd.*	154,324
3,400	Ruby Tuesday, Inc.*	36,652
32,090	Ruth's Hospitality Group Inc.*	180,025
11,400	Starbucks Corp.	450,186
6,400	Starwood Hotels & Resorts Worldwide, Inc.	358,656
12,100	Tim Hortons, Inc.	590,601
9,400	Wendy's/Arby's Group, Inc.	47,658
7,500	Wyndham Worldwide Corp.	252,375
5,350	Wynn Resorts Ltd.	767,939
10,900	Yum! Brands, Inc.	602,116
		11,767,741
	Household Durables - 1.1%
1,000	American Greetings Corporation	24,040
1,000	Ethan Allen Interiors Inc.	21,290
800	Fortune Brands, Inc.	51,016
2,300	Garmin Ltd.	75,969
3,200	Harman International Industries, Inc.	145,824
5,300	iRobot Corporation*	187,037
15,500	La-Z-Boy Inc.*	152,985
1,200	Leggett & Platt, Incorporated	29,256
1,100	Mohawk Industries, Inc.*	65,989
13,700	Newell Rubbermaid Inc.	216,186
1,800	Panasonic Corporation	22,032
2,900	SodaStream International Ltd.*	176,349
3,700	Sony Corp. - SP-ADR	97,643
3,430	Stanley Black & Decker Inc.	247,131
13,600	Tempur-Pedic International Inc.*	922,352
5,200	Tupperware Brands Corp.	350,740
1,300	Whirlpool Corp.	105,716
		2,891,555
	Household Products - 0.6%
5,600	Church & Dwight Co., Inc.	227,024
2,600	The Clorox Co.	175,344
3,400	Colgate-Palmolive Co.	297,194
1,000	Energizer Holdings, Inc.*	72,360
2,800	Kimberly-Clark Corp.	186,368
6,400	The Procter & Gamble Co.	406,848
2,900	WD-40 Co.	113,216
		1,478,354
	Independent Power Producers & Energy Traders - 0.0%
3,000	Constellation Energy Group Inc.	113,880

	Industrial Conglomerates - 0.6%
5,100	3M Co.	483,735
27,100	General Electric Co.	511,106
1,038	Koninklijke Philips Electronics N.V. NYS	26,656
13,400	McDermott International, Inc.*	265,454
700	Siemens AG - SP-ADR	96,271
8,800	Textron Inc.	207,768
1,200	Tyco International Ltd.	59,316
		1,650,306
	Insurance - 1.1%
4,000	Aflac, Inc.	186,720
3,500	The Allstate Corporation	106,855
25,000	Ambac Financial Group, Inc.*	2,620
3,200	Aon Corporation	164,160
4,200	Berkshire Hathaway Inc. Cl B*	325,038
5,400	Brown & Brown, Inc.	138,564
1,100	China Life Insurance Company, Ltd. - SP-ADR	57,024
3,900	The Chubb Corporation	244,179
10,900	Genworth Financial Inc.*	112,052
3,900	Hartford Financial Services Group, Inc.	102,843
1,400	Lincoln National Corp.	39,886
5,000	Marsh & McLennan Companies, Inc.	155,950
22,600	MBIA Inc.*	196,394
2,500	MetLife, Inc.	109,675
5,700	Prudential Financial, Inc.	362,463
5,300	Torchmark Corp.	339,942
5,100	The Travelers Companies, Inc.	297,738
		2,942,103
	Internet & Catalog Retail - 1.3%
4,000	Amazon.com, Inc.*	817,960
14,300	Expedia, Inc.	414,557
1,200	Makemytrip Ltd.*	29,400
3,300	Netflix Inc.*	866,877
2,300	Overstock.com, Inc.*	35,006
1,800	Priceline.com Inc.*	921,474
3,500	Shutterfly, Inc.*	200,970
		3,286,244
	Internet Software & Services - 3.7%
10,900	Akamai Technologies, Inc.*	343,023
7,300	Ancestry.com, Inc.*	302,147
23,800	Baidu, Inc. - SP-ADR*	3,335,094
4,700	Digital River, Inc.*	151,152
9,600	eBay Inc.*	309,792
400	Google Inc.*	202,552
8,500	IAC/InterActiveCorp*	324,445
9,300	Internet Initiative Japan Inc. - SP-ADR*	88,629
700	LinkedIn Corporation*	63,063
1,400	Liquidity Services Inc.*	33,054
3,000	MercadoLibre Inc.	238,020
7,100	Monster Worldwide, Inc.*	104,086
5,200	NetEase.com Inc. - SP-ADR*	234,468
1,000	Open Text Corporation*	64,020
4,800	OpenTable, Inc.*	398,976
5,200	Rackspace Hosting, Inc.*	222,248
4,000	Rediff.com India Limited - SP-ADR*	36,840
2,000	Renren, Inc.*	17,700
4,200	Saba Software, Inc.*	37,926
6,900	SAVVIS, Inc.*	272,757
4,000	Sify Technologies Limited - SP-ADR*	18,440
8,400	SINA Corp.*	874,440
6,300	Sohu.com Inc.*	455,301
5,200	Travelzoo Inc.*	336,128
16,800	ValueClick, Inc.*	278,880
6,500	VeriSign, Inc.	217,490
6,600	VistaPrint N.V.*	315,810
17,200	Yahoo! Inc.*	258,688
700	Youku.com Inc.*	24,045
		9,559,214
	IT Services - 2.0%
3,500	Accenture PLC	211,470
5,300	Acxiom Corp.*	69,483
2,200	Alliance Data Systems Corporation*	206,954
6,300	Automatic Data Processing, Inc.	331,884
1,800	CACI International Inc.*	113,544
900	Camelot Information Systems, Inc.*	13,455
4,400	CIBER, Inc.*	24,420
6,800	Cognizant Technology Solutions Corp.*	498,712
1,800	Computer Sciences Corp.	68,328
3,900	DST Systems, Inc.	205,920
1,400	Fidelity National Information Services, Inc.	43,106
2,300	Fiserv, Inc.*	144,049
9,200	Gartner, Inc.*	370,668
1,800	Genpact Limited*	31,032
10,700	The Hackett Group, Inc. *	54,463
3,600	iGATE Corporation	58,752
6,800	Infosys Technologies Ltd. - SP-ADR	443,564
1,000	Mastercard, Inc.	301,340
1,200	MAXIMUS, Inc.	99,276
3,600	Paychex, Inc.	110,592
14,100	Sapient Corp.*	211,923
10,300	Satyam Computer Services Ltd. - SP-ADR*	38,110
3,900	Unisys Corp.*	100,230
19,400	VeriFone Systems, Inc.*	860,390
5,200	Visa Inc.	438,152
		5,049,817
	Leisure Equipment & Products - 0.3%
44,700	Eastman Kodak Co.*	160,026
2,600	Hasbro, Inc.	114,218
10,400	Mattel, Inc.	285,896
7,300	Sturm, Ruger & Company, Inc.	160,235
		720,375
	Life Sciences Tools & Services - 0.8%
15,300	Affymetrix, Inc.*	121,329
10,600	Bruker Corp.*	215,816
2,400	Complete Genomics Inc.*	36,672
6,200	Illumina, Inc.*	465,930
3,300	Life Technologies Corporation*	171,831
1,000	Mettler-Toledo International Inc.*	168,670
9,300	Parexel International Corp.*	219,108
2,400	PerkinElmer, Inc.	64,584
12,200	Sequenom Inc.*	92,110
1,800	Thermo Fisher Scientific, Inc.*	115,902
4,400	Waters Corp.*	421,256
		2,093,208
	Machinery - 4.5%
6,800	AGCO Corporation*	335,648
5,400	Alamo Group Inc.	127,980
1,400	Barnes Group Inc.	34,734
2,200	Briggs & Stratton Corp.	43,692
19,600	Caterpillar Inc.	2,086,616
3,200	China Yuchai International Ltd.*	67,520
3,600	CNH Global N.V.*	139,140
4,300	Crane Co.	212,463
4,700	Cummins Inc.	486,403
5,200	Danaher Corp.	275,548
14,100	Deere & Co.	1,162,545
4,400	Donaldson Company, Inc.	266,992
2,700	Dover Corporation	183,060
3,600	Eaton Corp.	185,220
900	FreightCar America Inc.*	22,806
6,000	Gardner Denver Inc.	504,300
600	Hurco Companies, Inc.*	19,326
4,700	IDEX Corporation	215,495
6,500	Illinois Tool Works Inc.	367,185
8,800	Ingersoll-Rand PLC	399,608
11,300	Joy Global Inc.	1,076,212
5,400	Kennametal Inc.	227,934
6,100	Manitowoc, Inc.	102,724
1,100	Meritor, Inc.*	17,644
3,600	Navistar International Corp.*	203,256
2,400	Nordson Corporation	131,640
3,400	PACCAR Inc.	173,706
7,300	Pall Corp.	410,479
6,200	Parker Hannifin Corp.	556,388
1,000	Pentair, Inc.	40,360
2,900	Robbins & Myers, Inc.	153,265
1,000	Sauer-Danfoss, Inc.*	50,390
5,000	Snap-On, Inc.	312,400
13,700	Terex Corp.*	389,765
4,900	The Timken Company	246,960
4,600	Titan International, Inc.	111,596
1,500	Valmont Industries, Inc.	144,585
1,000	Wabtec Corporation	65,720
		11,551,305
	Marine - 0.0%
14,900	DryShips Inc.*	62,431
1,000	Kirby Corporation*	56,670
		119,101
	Media - 3.3%
22,100	Belo Corp.*	166,413
3,500	Cablevision Systems Corporation	126,735
21,500	CBS Corp. Cl B Non-Voting	612,535
13,300	Comcast Corp.	337,022
12,000	DIRECTV*	609,840
2,600	Discovery Communications, Inc.*	106,496
3,700	DISH Network Corp.*	113,479
17,100	The Walt Disney Co.	667,584
10,900	Entercom Communications Corp.*	94,612
10,100	Focus Media Holding Limited - ADR*	314,110
19,100	Gannett Co., Inc.	273,512
3,800	Grupo Televisa S.A. - SP-ADR	93,480
11,300	IMAX Corp.*	366,459
12,300	The Interpublic Group of Companies, Inc.	153,750
3,200	Lamar Advertising Co.*	87,584
1,200	Liberty Global, Inc.*	54,048
9,500	Liberty Media Corp. - Capital Series A*	814,625
7,300	Live Nation Entertainment, Inc.*	83,731
4,000	Martha Stewart Living Omnimedia, Inc.*	17,360
13,900	The McClatchy Co.*	39,059
6,100	The McGraw-Hill Companies, Inc.	255,651
5,900	Morningstar, Inc.	358,602
22,300	The New York Times Co. *	194,456
19,300	News Corp. Cl B	348,944
2,900	Omnicom Group Inc.	139,664
1,200	Shaw Communications, Inc.	27,396
189,100	Sirius XM Radio Inc.*	414,129
6,000	Time Warner Cable Inc.	468,240
3,500	Time Warner Inc.	127,295
11,600	Viacom, Inc. Cl B	591,600
13,300	Virgin Media Inc.	398,069
		8,456,480
	Metals & Mining - 4.2%
1,100	Agnico-Eagle Mines Ltd.	69,443
3,900	AK Steel Holding Corp.	61,464
22,500	Alcoa Inc.	356,850
3,300	Allegheny Technologies, Inc.	209,451
1,500	AngloGold Ashanti Ltd. - SP-ADR	63,135
8,400	ArcelorMittal NYS	291,984
11,300	AuRico Gold Inc.*	124,187
5,600	Avalon Rare Metals, Inc.*	38,920
7,600	Barrick Gold Corp.	344,204
4,500	BHP Billiton Ltd. - SP-ADR	425,835
23,200	China Precision Steel, Inc.*	22,272
5,100	Cliffs Natural Resources Inc.	471,495
10,200	Coeur d' Alene Mines Corp.*	247,452
5,100	Commercial Metals Co.	73,185
1,600	Companhia Siderurgica Nacional S.A. - SP-ADR	19,936
1,700	Compass Minerals International, Inc.	146,319
6,600	Eldorado Gold Corp.	97,284
18,300	Freeport-McMoRan Copper & Gold Inc.	968,070
9,800	Gold Fields Ltd. - SP-ADR	142,982
5,620	Goldcorp, Inc.	271,277
24,900	Golden Star Resources Ltd.*	54,780
14,900	Harmony Gold Mining Company Ltd. - SP-ADR	196,978
17,700	Hecla Mining Co.*	136,113
6,200	IAMGOLD Corp.	116,312
5,705	Ivanhoe Mines Ltd.*	144,337
9,200	Kinross Gold Corp.	145,360
3,100	Mechel - SP-ADR	74,059
5,800	Molycorp, Inc.*	354,148
13,900	New Gold Inc.*	143,031
4,400	Newmont Mining Corp.	237,468
39,000	Northgate Minerals Corp.*	101,400
23,300	NovaGold Resources Inc.*	214,360
5,300	Nucor Corp.	218,466
8,400	Pan American Silver Corp.	259,476
11,500	Paramount Gold and Silver Corporation*	37,490
1,175	Pilot Gold Inc.*	2,680
700	Randgold Resources Ltd.	58,835
9,000	Rare Element Resources Ltd.*	99,810
5,300	Rio Tinto PLC - SP-ADR	383,296
8,600	RTI International Metals, Inc.*	329,982
10,900	Silver Standard Resources Inc.*	290,921
13,100	Silver Wheaton Corp.	432,300
2,300	Silvercorp Metals Inc.	21,574
8,500	Southern Copper Corp.	279,395
5,100	Steel Dynamics, Inc.	82,875
2,900	Stillwater Mining Company*	63,829
20,500	Taseko Mines Ltd.*	101,680
6,200	Teck Resources Ltd. Cl B	314,588
4,800	Thompson Creek Metals Company, Inc.*	47,904
10,500	Titanium Metals Corp.	192,360
9,600	United States Steel Corp.	441,984
11,500	Vale S.A. - SP-ADR	367,425
3,100	Walter Energy, Inc.	358,980
11,500	Yamana Gold Inc.	133,745
		10,883,686
	Multiline Retail - 1.5%
4,400	Big Lots, Inc.*	145,860
13,800	Dillard's, Inc.	719,532
4,700	Dollar General Corp.*	159,283
11,250	Dollar Tree, Inc.*	749,475
6,100	Family Dollar Stores, Inc.	320,616
2,900	Kohl's Corp.	145,029
12,700	Macy's, Inc.	371,348
15,200	Nordstrom, Inc.	713,488
5,700	J.C. Penney Company, Inc.	196,878
27,500	Saks, Inc.*	307,175
400	Sears Holdings Corporation*	28,576
1,100	Target Corp.	51,601
8,300	Tuesday Morning Corp.*	38,595
		3,947,456
	Multi-Utilities - 0.2%
4,200	CMS Energy Corporation	82,698
1,000	Consolidated Edison, Inc.	53,240
9,900	NiSource Inc.	200,475
2,400	Wisconsin Energy Corporation	75,240
		411,653
	Office Electronics - 0.2%
800	CANON INC. - SP-ADR	38,072
16,067	Xerox Corp.	167,258
5,300	Zebra Technologies Corporation*	223,501
		428,831
	Oil, Gas & Consumable Fuels - 5.4%
8,100	Alpha Natural Resources, Inc.*	368,064
4,300	Anadarko Petroleum Corp.	330,068
2,700	Apache Corp.	333,153
4,500	Arch Coal, Inc.	119,970
1,000	BP- PLC - SP-ADR	44,290
4,000	BPZ Resources, Inc.*	13,120
28,300	Brigham Exploration Co.*	847,019
8,200	Cabot Oil & Gas Corp.	543,742
8,000	Canadian Natural Resources Ltd.	334,880
1,100	Carrizo Oil & Gas, Inc.*	45,925
7,410	Cenovus Energy Inc.	279,061
4,050	Chesapeake Energy Corp.	120,245
4,100	Chevron Corp.	421,644
2,600	Cimarex Energy Co.	233,792
1,400	Cloud Peak Energy, Inc.*	29,820
1,000	CNOOC Ltd.	235,930
4,100	Concho Resources Inc.*	376,585
5,100	ConocoPhillips	383,469
2,600	Continental Resources, Inc.*	168,766
4,700	Devon Energy Corp.	370,407
15,200	El Paso Corp.	307,040
9,800	Enbridge Inc.	318,108
4,500	EnCana Corp.	138,555
2,100	EOG Resources, Inc.	219,555
1,725	Exxon Mobil Corp.	140,380
1,800	Forest Oil Corp.*	48,078
5,300	Frontier Oil Corporation	171,243
6,900	GeoResources, Inc.*	155,181
2,300	Gulfport Energy Corporation*	68,287
3,000	Hess Corp.	224,280
6,800	Holly Corp.	471,920
25,500	Ivanhoe Energy, Inc.*	48,195
3,800	James River Coal Company*	79,116
22,100	Kodiak Oil & Gas Corp.*	127,517
6,500	Linn Energy LLC	253,955
4,100	Marathon Oil Corp.	215,988
2,400	McMoRan Exploration Co.*	44,352
1,800	Murphy Oil Corp.	118,188
2,200	Newfield Exploration Co.*	149,644
3,000	Nexen Inc.	67,500
3,000	Noble Energy, Inc.	268,890
3,800	Occidental Petroleum Corp.	395,352
10,300	Patriot Coal Corp.*	229,278
9,400	Peabody Energy Corp.	553,754
600	PetroChina Company Ltd.	87,618
5,400	Petroleo Brasileiro S.A. - SP-ADR	182,844
2,600	Pioneer Natural Resources Co.	232,882
1,400	Range Resources Corp.	77,700
1,000	Royal Dutch Shell PLC - SP-ADR	71,130
24,200	SandRidge Energy Inc.*	257,972
1,800	Sasol Ltd. - SP-ADR	95,202
1,600	Southwestern Energy Co.*	68,608
4,200	Stone Energy Corporation*	127,638
6,300	Suncor Energy, Inc.	246,330
3,500	Sunoco, Inc.	145,985
12,300	Tesoro Corp.*	281,793
1,800	Total S.A. - SP-ADR	104,112
17,500	TransGlobe Energy Corp.*	199,500
11,530	Valero Energy Corp.	294,822
600	Venoco Inc.*	7,644
4,700	Western Refining, Inc.*	84,929
10,500	Whiting Petroleum Corp.*	597,555
5,700	The Williams Companies, Inc.	172,425
1,900	Clayton Williams Energy, Inc.*	114,095
		13,865,090
	Paper & Forest Products - 0.3%
1,400	Buckeye Technologies Inc.	37,772
5,300	P.H. Glatfelter Co.	81,514
12,800	International Paper Co.	381,696
15,300	Louisiana-Pacific Corp.*	124,542
7,600	MeadWestvaco Corporation	253,156
		878,680
	Personal Products - 0.9%
11,000	Elizabeth Arden, Inc.*	319,330
16,100	Herbalife Ltd.	928,004
4,200	The Estee Lauder Companies Inc.	441,798
3,000	Medifast, Inc.*	71,190
900	Nu Skin Enterprises, Inc.	33,795
2,000	Revlon, Inc.*	33,600
6,100	Weight Watchers International, Inc.	460,367
		2,288,084
	Pharmaceuticals - 2.8%
4,700	Abbott Laboratories	247,314
3,000	Allergan, Inc.	249,750
1,800	AstraZeneca PLC - SP-ADR	90,126
1,000	Bayer AG - SP-ADR	80,560
7,600	Bristol-Myers Squibb Co.	220,096
6,000	Dr. Reddy's Laboratories Ltd. - SP-ADR	205,980
40,800	Elan Corporation PLC - SP-ADR*	463,896
3,800	Endo Pharmaceuticals Holdings Inc.*	152,646
5,230	Forest Laboratories, Inc.*	205,748
2,700	Generex Biotechnology Corp.*	394
2,700	GlaxoSmithKline-PLC - SP-ADR	115,830
18,300	Jazz Pharmaceuticals, Inc.*	610,305
7,900	Johnson & Johnson	525,508
7,000	Eli Lilly and Co.	262,710
1,500	The Medicines Company *	24,765
5,700	Medicis Pharmaceutical Corp.	217,569
5,800	Merck & Co., Inc.	204,682
11,500	Mylan, Inc.*	283,705
1,400	Novartis AG - SP-ADR	85,554
2,500	Novo Nordisk A/S - SP-ADR	313,200
5,000	Perrigo Co.	439,350
21,000	Pfizer Inc.	432,600
16,100	Questcor Pharmaceuticals, Inc.*	388,010
3,800	Shire PLC- SP-ADR	357,998
1,000	Teva Pharmaceutical Industries Ltd.	48,220
5,180	Valeant Pharmaceuticals International, Inc.	269,153
9,400	ViroPharma Inc.*	173,900
3,300	VIVUS Inc.*	26,862
5,800	Warner Chilcott PLC	139,954
7,300	Watson Pharmaceuticals, Inc.*	501,729
		7,338,114
	Professional Services - 0.5%
5,300	51job, Inc. - SP-ADR*	297,489
3,000	The Dun & Bradstreet Corporation	226,620
2,400	IHS Inc.*	200,208
3,300	Korn/Ferry International*	72,567
2,900	Manpower Inc.	155,585
18,100	On Assignment, Inc.*	177,923
1,500	Robert Half International, Inc.	40,545
4,200	SFN Group, Inc.*	38,178
1,000	Towers Watson & Company	65,710
		1,274,825
	Real Estate Management & Development - 0.2%
10,500	CB Richard Ellis Group, Inc.*	263,655
1,200	Jones Lang LaSalle Incorporated	113,160
1,800	The St. Joe Company *	37,512
		414,327
	Road & Rail - 2.0%
2,400	Arkansas Best Corp.	56,952
8,200	Avis Budget Group, Inc.*	140,138
4,800	Canadian National Railway Company	383,520
700	Canadian Pacific Railway Limited	43,624
34,200	CSX Corp.	896,724
4,720	Dollar Thrifty Automotive Group, Inc.*	348,053
1,900	Genesee & Wyoming, Inc.*	111,416
18,500	Hertz Global Holdings, Inc.*	293,780
3,100	J. B. Hunt Transportation Services, Inc.	145,979
8,600	Kansas City Southern*	510,238
9,100	Norfolk Southern Corp.	681,863
4,600	Old Dominion Freight Line, Inc.*	171,580
2,000	RailAmerica Inc.*	30,000
8,000	Ryder Systems, Inc.	454,800
7,500	Union Pacific Corp.	783,000
2,400	YRC Worldwide, Inc.*	2,712
1,800	Zipcar, Inc.*	36,738
		5,091,117
	Semiconductors & Semiconductor Equipment - 3.8%
14,500	Advanced Micro Devices, Inc.*	101,355
11,500	Altera Corp.	533,025
5,400	Amkor Technology, Inc.*	33,318
3,700	Analog Devices, Inc.	144,818
15,700	Applied Materials, Inc.	204,257
1,700	Applied Micro Circuits Corp.*	15,062
5,200	ARM Holdings PLC - SP-ADR	147,836
3,300	ASM International N.V.*	130,515
6,400	ASML Holding N.V. NYS	236,544
31,300	Atmel Corp.*	440,391
1,100	Avago Technologies Ltd.	41,800
6,000	Broadcom Corp.	201,840
1,600	Canadian Solar Inc.*	18,400
12,700	Cirrus Logic, Inc.*	201,930
2,500	Cree, Inc.*	83,975
1,400	Cymer, Inc.*	69,314
23,300	Cypress Semiconductor Corp.*	492,562
12,800	Entegris Inc.*	129,536
19,500	Entropic Communications, Inc.*	173,355
1,500	Evergreen Solar, Inc.*	855
4,700	EZchip Semiconductor Ltd.*	173,759
17,200	Fairchild Semiconductor International, Inc.*	287,412
7,700	GT Solar International Inc.*	124,740
8,900	Integrated Device Technology, Inc.*	69,954
7,000	Intel Corporation	155,120
2,900	JinkoSolar Holding Company Limited - ADR*	76,908
6,600	KLA-Tencor Corp.	267,168
4,500	Kopin Corporation*	21,195
16,000	Kulicke and Soffa Industries, Inc.*	178,240
4,400	Lam Research Corp.*	194,832
35,100	Lattice Semiconductor Corp.*	228,852
500	Linear Technology Corporation	16,510
26,000	LSI Corp.*	185,120
6,599	LTX-Credence Corporation*	58,995
3,100	Magnachip Semiconductor Corporation*	35,712
5,900	Marvell Technology Group Ltd.*	87,113
9,000	Mattson Technology, Inc.*	17,100
3,300	Maxim Integrated Products, Inc.	84,348
3,000	MEMC Electronic Materials, Inc.*	25,590
600	Micrel, Inc.	6,348
5,100	Microchip Technology Inc.	193,341
25,100	Micron Technology, Inc.*	187,748
11,400	Mindspeed Technologies Inc.*	91,200
14,500	MIPS Technologies, Inc.*	100,195
2,500	Nanometrics Incorporated*	47,475
8,800	Netlogic Microsystems Inc.*	355,696
5,200	Novellus Systems, Inc.*	187,928
14,800	NVIDIA Corp.*	235,838
600	NXP Semiconductors N.V.*	16,038
5,100	OmniVision Technologies, Inc.*	177,531
38,200	ON Semiconductor Corp.*	399,954
6,300	PMC-Sierra, Inc.*	47,691
1,200	Rambus Inc.*	17,616
18,600	RF Micro Devices, Inc.*	113,832
800	Semtech Corporation*	21,872
1,000	Sigma Designs, Inc.*	7,640
21,900	Skyworks Solutions, Inc.*	503,262
2,900	Spreadtrum Communications, Inc. - SP-ADR	45,704
6,200	Standard Microsystems Corp.*	167,338
22,100	Teradyne, Inc.*	327,080
28,600	TriQuint Semiconductor, Inc.*	291,434
5,800	Veeco Instruments Inc.*	280,778
8,800	Xilinx, Inc.	320,936
		9,833,831
	Software - 5.1%
5,300	Adobe Systems Inc.*	166,685
8,800	Advent Software, Inc.*	247,896
24,300	Ariba Inc.*	837,621
4,000	Aspen Technology, Inc.*	68,720
10,000	Autodesk, Inc.*	386,000
2,400	BMC Software, Inc.*	131,280
1,000	BSQUARE Corporation*	6,270
4,500	CA, Inc.	102,780
12,300	Check Point Software Technologies Ltd.*	699,255
8,500	Citrix Systems, Inc.*	680,000
14,600	Compuware Corp.*	142,496
5,200	Ebix, Inc.*	99,060
10,900	Electronic Arts Inc.*	257,240
2,200	FactSet Research Systems Inc.	225,104
5,000	Fair Isaac Corp.	151,000
26,400	Fortinet Inc.*	720,456
16,300	Glu Mobile Inc.*	85,901
11,400	Jack Henry & Associates, Inc.	342,114
8,100	Informatica Corp.*	473,283
9,000	Intuit Inc.*	466,740
3,700	JDA Software Group, Inc.*	114,293
15,700	Lawson Software, Inc.*	176,154
6,200	Magic Software Enterprises Ltd.*	30,876
20,900	Mentor Graphics Corporation*	267,729
5,600	MICROS Systems, Inc.*	278,376
4,000	Microsoft Corp.	104,000
6,400	NetScout Systems, Inc.*	133,696
8,200	NetSuite Inc.*	321,440
1,400	NICE Systems Limited - SP-ADR*	50,904
2,400	Nuance Communications, Inc.*	51,528
16,400	Oracle Corp.	539,724
5,700	Parametric Technology Corp.*	130,701
4,500	Progress Software Corporation*	108,585
2,000	Quest Software, Inc.*	45,460
1,800	Radiant Systems, Inc.*	37,620
6,000	Red Hat, Inc.*	275,400
4,900	Rosetta Stone, Inc.*	79,086
7,800	Rovi Corporation*	447,408
4,000	Salesforce.com, Inc.*	595,920
7,900	SAP AG - SP-ADR	479,135
1,300	Solarwinds, Inc.*	33,982
3,100	Solera Holdings Inc.	183,396
3,800	SuccessFactors, Inc.*	111,720
6,000	Symantec Corp.*	118,320
3,100	Synopsys, Inc.*	79,701
18,700	TIBCO Software Inc.*	542,674
6,300	The Ultimate Software Group, Inc.*	342,909
6,100	VanceInfo Technologies Inc.*	140,971
7,900	VMware Inc.*	791,817
44,700	Wave Systems Corp.*	126,054
4,000	Websense, Inc.*	103,880
		13,133,360
	Solar - 0.3%
2,600	First Solar, Inc.*	343,902
16,800	JA Solar Holdings Co., Ltd. - SP-ADR*	93,240
7,400	LDK Solar Co. Ltd. - SP-ADR*	54,316
9,700	Suntech Power Holdings Co., Ltd. - SP-ADR*	76,339
8,500	Yingli Green Energy Holding Company Ltd. - SP-ADR*	78,285
		646,082
	Specialty Retail - 4.9%
3,900	Aarons, Inc.	110,214
6,700	Abercrombie & Fitch Co.	448,364
1,100	Advance Auto Parts, Inc.	64,339
1,100	Aeropostale, Inc.*	19,250
12,600	Ann Inc.*	328,860
3,100	Ascena Retail Group, Inc.*	105,555
12,100	AutoNation, Inc.*	442,981
2,000	AutoZone, Inc.*	589,700
3,100	bebe stores, inc.	18,941
4,300	Bed Bath & Beyond Inc.*	250,991
15,000	Best Buy Co., Inc.	471,150
36,000	Borders Group, Inc.*	8,640
1,000	The Buckle, Inc.	42,700
9,900	CarMax, Inc.*	327,393
18,500	Chico's FAS, Inc.	281,755
4,200	The Children's Place Retail Stores, Inc.*	186,858
1,500	Collective Brands, Inc.*	22,035
18,820	Cost Plus, Inc.*	188,200
10,100	Dick's Sporting Goods, Inc.*	388,345
5,985	DSW, Inc.*	302,901
3,500	Express, Inc.	76,300
7,500	The Finish Line, Inc.	160,500
11,200	Foot Locker, Inc.	266,112
7,600	GameStop Corp.*	202,692
6,300	The Gap, Inc.	114,030
1,900	GNC Acquisition Holdings Inc.*	41,439
3,400	Guess?, Inc.	143,004
11,800	The Home Depot, Inc.	427,396
5,500	Hot Topic, Inc.	40,920
3,000	J Crew Group Escrow*(b)	0
2,500	Jos. A. Bank Clothiers, Inc.*	125,025
15,500	Limited Brands, Inc.	595,975
7,200	Lithia Motors, Inc.	141,336
9,700	Lowe's Companies, Inc.	226,107
1,000	The Men's Wearhouse, Inc.	33,700
40,900	Office Depot, Inc.*	172,598
1,300	OfficeMax Inc.*	10,205
4,100	O'Reilly Automotive, Inc.*	268,591
6,000	Pacific Sunwear of California, Inc.*	15,660
2,500	Penske Automotive Group, Inc.*	56,850
12,200	The Pep Boys-Manny Moe & Jack	133,346
9,900	PetSmart, Inc.	449,163
50,300	Pier 1 Imports, Inc.*	581,971
8,800	Rent-A-Center, Inc.	268,928
5,100	Ross Stores, Inc.	408,612
2,900	The Sherwin-Williams Co.	243,223
3,800	Signet Jewelers Ltd.*	177,878
1,400	Staples, Inc.	22,120
7,000	Stein Mart, Inc.	67,480
5,700	Tiffany & Co.	447,564
5,600	The TJX Companies, Inc.	294,168
8,100	Tractor Supply Company	541,728
11,100	Ulta Salon, Cosmetics & Fragrance, Inc.*	716,838
4,100	Urban Outfitters, Inc.*	115,415
2,200	West Marine, Inc.*	22,814
7,300	Williams-Sonoma, Inc.	266,377
1,000	Zale Corporation*	5,600
4,800	Zumiez Inc.*	119,856
		12,600,693
	Telecommunication Services - Diversified - 0.9%
37,600	8x8, Inc.*	183,864
2,100	AT&T Inc.	65,961
8,200	BT Group PLC - SP-ADR	268,140
7,025	CenturyTel, Inc.	284,021
600	China Telecom Corporation Limited - SP-ADR	39,270
10,700	China Unicom (Hong Kong) Ltd. - SP-ADR	216,889
3,280	Chunghwa Telecom Co., Ltd. - SP-ADR	113,324
4,200	City Telecom (H. K.) Ltd. - SP-ADR	49,098
6,488	Frontier Communications Corporation	52,358
79,600	Level 3 Communications, Inc.*	194,224
4,500	magicJack VocalTec Ltd.*	110,835
12,700	tw telecom inc.*	260,731
10,100	Verizon Communications Inc.	376,023
4,200	VimpelCom Ltd.	53,592
11,400	Windstream Corporation	147,744
		2,416,074
	Telecommunication Services - Wireless - 0.6%
4,400	American Tower Corp.*	230,252
600	Crown Castle International Corp.*	24,474
6,700	Leap Wireless International, Inc.*	108,741
20,700	MetroPCS Communications, Inc.*	356,247
7,700	Mobile TeleSystems - SP-ADR	146,454
3,000	NII Holdings Inc.*	127,140
44,000	Sprint Nextel Corp.*	237,160
9,300	Vodafone Group PLC - SP-ADR	248,496
		1,478,964
	Textiles, Apparel & Luxury Goods - 2.2%
5,500	Coach, Inc.	351,615
1,400	Kenneth Cole Productions, Inc.*	17,486
40,700	Crocs, Inc.*	1,048,025
5,300	Deckers Outdoor Corp.*	467,142
3,000	Fossil, Inc.*	353,160
2,200	G-III Apparel Group, Ltd.*	75,856
1,600	Gildan Activewear Inc.	56,272
2,700	Hanesbrands, Inc.*	77,085
6,400	Iconix Brand Group, Inc.*	154,880
13,000	Joe's Jeans, Inc.*	11,050
12,500	Liz Claiborne, Inc.*	66,875
2,300	Lululemon Athletica Inc.*	257,186
7,400	Luxottica Group SPA - SP-ADR	237,540
6,750	Steven Madden, Ltd.*	253,192
5,200	NIKE, Inc. Cl B	467,896
3,600	Phillips-Van Heusen Corp.	235,692
3,000	Polo Ralph Lauren Corp.	397,830
7,400	The Timberland Co. *	317,978
4,400	True Religion Apparel, Inc.*	127,952
5,200	Under Armour, Inc.*	402,012
1,800	VF Corp.	195,408
		5,572,132
	Thrifts & Mortgage Finance - 0.0%
5,970	First Niagara Financial Group, Inc.	78,804

	Tobacco - 0.4%
8,500	Altria Group Inc.	224,485
8,500	Philip Morris International Inc.	567,545
6,100	Reynolds American Inc.	226,005
		1,018,035
	Trading Companies & Distributors - 0.4%
12,900	Fastenal Co.	464,271
1,100	W.W. Grainger, Inc.	169,015
1,000	Kaman Corporation	35,470
1,400	TAL International Group, Inc.	48,342
8,800	Titan Machinery, Inc.*	253,264
3,700	United Rentals, Inc.*	93,980
1,800	WESCO International, Inc.*	97,362
		1,161,704
	Water Utilities - 0.1%
9,700	American Water Works Co., Inc.	285,665
	Total common stocks (cost $221,656,808)	255,189,443

MUTUAL FUNDS - 0.0%(a)
3,200	Central Fund of Canada Ltd.	65,184
	Total mutual funds (cost $78,426)	65,184

REITS - 0.4%(a)
	Real Estate Investment Trusts - 0.4%
1,800	Annaly Capital Management Inc.	32,472
7,200	Chimera Investment Corporation	24,912
1,000	Hatteras Financial Corp.	28,230
4,700	Host Hotels & Resorts Inc.	79,665
2,900	OMEGA Healthcare Investors, Inc.	60,929
1,000	Rayonier Inc.	65,350
100	Simon Property Group, Inc.	11,623
2,500	SL Green Realty Corp.	207,175
17,700	Weyerhaeuser Co.	386,922
		897,278
	Total REITS (cost $1,029,664)	897,278

WARRANTS - 0.0%(a)
3,150	American International Group, Inc.,* Expiration Date - 01/19/21, Exercise Price - $45.00	32,130
70	Krispy Kreme Doughnuts, Inc.,* Expiration Date - 03/02/12, Exercise Price - $12.21	56
	Total warrants (cost $47,259)	32,186

PREFERRED STOCKS - 0.2%(a)
	Beverages - 0.2%
11,400	Companhia de Bebidas das Americas Preferred - SP-ADR	384,522

	Commercial Banks - 0.0%
4,300	Banco Bradesco S.A. - SP-ADR	88,107

	Diversified Telecommunication Services - 0.0%
1,550	Telecomunicacoes de Sao Paulo S.A. - SP-ADR	46,035
	Total preferred stocks (cost $434,809)	518,664
	Total investments - 99.1% (cost $223,246,966)	256,702,755
	Cash and receivables, less liabilities - 0.9%(a)	2,384,800
	TOTAL NET ASSETS - 100.0%	$259,087,555

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)	This security was fair valued as determined by the adviser using procedures approved by the Board of Directors. The total fair value at June 30, 2011 is $0 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipt
ADS -	American Depositary Shares
NYS -	New York Registered Shares
SP - ADR -	Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS® was developed by and or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011, was as follows+:

Cost of investments	$223,246,966
Gross unrealized appreciation	42,915,011
Gross unrealized depreciation	(9,459,222)
Net unrealized appreciation	$33,455,789

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$255,189,443
Mutual Funds	65,184
REITS	897,278
Warrants	32,186
Preferred Stocks	518,664
Total Level 1	256,702,755

Level 2 – Common Stocks	0
Level 3 –	—
Total	$256,702,755	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no significant transfers between levels during the period ending June 30, 2011.

^Please refer to the Schedule of Investments to view common stocks and preferred stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Reynolds Funds, Inc.

     By (Signature and Title)     /s/Frederick L. Reynolds
                                Frederick L. Reynolds, President
     Date     August 22, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Frederick L. Reynolds
                                    Frederick L. Reynolds, President
     Date     August 22, 2011

     By (Signature and Title)     /s/Frederick L. Reynolds
                                                    Frederick L. Reynolds, Treasurer
     Date     August 22, 2011